Financial instruments - maturity analysis - Residual Maturity (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Deposits by banks
Financial instruments
Financial Liabilities	£ 44,092	£ 31,452
Deposits by banks | Amortised cost
Financial instruments
Financial Liabilities	44,100	31,500
Derivatives
Financial instruments
Financial Liabilities	53,974	72,082
Customer accounts
Financial instruments
Financial Liabilities	442,998	433,490
Settlement balances and short positions
Financial instruments
Financial Liabilities	942	1,729
Trading liabilities
Financial instruments
Financial Liabilities	49,022	54,714
Financial liabilities (other)
Financial instruments
Financial Liabilities	67,599	61,087
Financial liabilities, subordinated
Financial instruments
Financial Liabilities	6,123	6,136
Financial liabilities, subordinated | Amortised cost
Financial instruments
Financial Liabilities	5,900	5,900
Notes in circulation
Financial instruments
Financial Liabilities	3,164	3,316
Notes in circulation | Amortised cost
Financial instruments
Financial Liabilities	3,200	3,300
Lease liabilities
Financial instruments
Financial Liabilities	535	630
Less than 12 months | Deposits by banks
Financial instruments
Financial Liabilities	28,465	21,675
Less than 12 months | Derivatives
Financial instruments
Financial Liabilities	24,204	34,134
Less than 12 months | Customer accounts
Financial instruments
Financial Liabilities	434,149	430,693
Less than 12 months | Settlement balances and short positions
Financial instruments
Financial Liabilities	942	1,729
Less than 12 months | Trading liabilities
Financial instruments
Financial Liabilities	39,918	44,683
Less than 12 months | Financial liabilities (other)
Financial instruments
Financial Liabilities	21,029	22,773
Less than 12 months | Financial liabilities, subordinated
Financial instruments
Financial Liabilities	1,076	1,051
Less than 12 months | Notes in circulation
Financial instruments
Financial Liabilities	3,164	3,316
Less than 12 months | Lease liabilities
Financial instruments
Financial Liabilities	85	94
More than 12 months | Deposits by banks
Financial instruments
Financial Liabilities	15,627	9,777
More than 12 months | Derivatives
Financial instruments
Financial Liabilities	29,770	37,948
More than 12 months | Customer accounts
Financial instruments
Financial Liabilities	8,849	2,797
More than 12 months | Trading liabilities
Financial instruments
Financial Liabilities	9,104	10,031
More than 12 months | Financial liabilities (other)
Financial instruments
Financial Liabilities	46,570	38,314
More than 12 months | Financial liabilities, subordinated
Financial instruments
Financial Liabilities	5,047	5,085
More than 12 months | Lease liabilities
Financial instruments
Financial Liabilities	450	536
Cash and balances at central banks
Financial instruments
Financial Assets	85,182	92,994
Cash and balances at central banks | Financial assets at amortised cost
Financial instruments
Financial Assets	85,200	93,000
Cash and balances at central banks | Less than 12 months
Financial instruments
Financial Assets	85,182	92,994
Trading assets
Financial instruments
Financial Assets	46,537	48,917
Trading assets | Less than 12 months
Financial instruments
Financial Assets	33,677	37,168
Trading assets | More than 12 months
Financial instruments
Financial Assets	12,860	11,749
Derivatives
Financial instruments
Financial Assets	60,789	78,406
Derivatives | Less than 12 months
Financial instruments
Financial Assets	24,126	34,267
Derivatives | More than 12 months
Financial instruments
Financial Assets	36,663	44,139
Settlement balances
Financial instruments
Financial Assets	645	2,085
Settlement balances | Less than 12 months
Financial instruments
Financial Assets	645	2,085
Loans and advances to banks [Member] | Financial assets at amortised cost
Financial instruments
Financial Assets	6,958	6,030
Loans and advances to banks [Member] | Less than 12 months | Financial assets at amortised cost
Financial instruments
Financial Assets	6,122	5,360
Loans and advances to banks [Member] | More than 12 months | Financial assets at amortised cost
Financial instruments
Financial Assets	836	670
Loans and advances to customers [Member] | Financial assets at amortised cost
Financial instruments
Financial Assets	418,881	400,326
Loans and advances to customers [Member] | Less than 12 months | Financial assets at amortised cost
Financial instruments
Financial Assets	100,120	99,793
Loans and advances to customers [Member] | More than 12 months | Financial assets at amortised cost
Financial instruments
Financial Assets	318,761	300,533
Other financial assets
Financial instruments
Financial Assets	79,770	63,243
Other financial assets | Less than 12 months
Financial instruments
Financial Assets	11,905	14,524
Other financial assets | More than 12 months
Financial instruments
Financial Assets	£ 67,865	£ 48,719